LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Impairment charge of ROU asset	$ 16,575
Sublease rental payments due in the future	22,000
Additional operating lease payments	$ 2,700
Additional operating lease payments term	7 years
Lease term	6 years 6 months	7 years 3 months 18 days